UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04358

T. Rowe Price New America Growth Fund

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments

New America Growth Fund	September 30, 2013

T. Rowe Price New America Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 98.9%		
CONSUMER DISCRETIONARY 21.4%		
Automobiles 0.3%		
Tesla Motors (1)	64,700	12,514
		12,514
Hotels, Restaurants & Leisure 3.8%		
Chipotle Mexican Grill (1)	118,500	50,801
Las Vegas Sands	539,000	35,800
Starbucks	887,073	68,278
Wynn Macau (HKD)	663,200	2,262
		157,141
Household Durables 1.1%		
Harman International	469,745	31,111
Taylor Morrison Home, Class A (1)	709,374	16,068
		47,179
Internet & Catalog Retail 6.3%		
Amazon.com (1)	585,900	183,176
Expedia	366,556	18,984
priceline.com (1)	29,200	29,519
TripAdvisor (1)	386,918	29,344
		261,023
Media 4.4%		
Discovery Communications, Class C (1)	504,700	39,427
Liberty Global (1)	509,600	40,437
Madison Square Garden (1)	364,200	21,149
Time Warner Cable, Class A	157,800	17,611
Twenty-First Century, Class A	1,012,700	33,925
Walt Disney	427,300	27,557
		180,106

Multiline Retail 0.7%		
Dollar Tree (1)	518,600	29,643
		29,643
Specialty Retail 2.7%		
Home Depot	460,600	34,937
O'Reilly Automotive (1)	255,600	32,612
Ross Stores	273,700	19,925
TSC	361,200	24,262
		111,736
Textiles, Apparel & Luxury Goods 2.1%		
Fifth & Pacific (1)	706,200	17,747
Fossil (1)	122,700	14,262
Lululemon Athletica (1)	509,400	37,232
The Swatch Group, Class B (CHF)	28,134	18,106
		87,347
Total Consumer Discretionary		886,689
CONSUMER STAPLES 4.7%		
Beverages 1.4%		
PepsiCo	756,900	60,174
		60,174
Food & Staples Retailing 1.6%		
CVS Caremark	1,147,500	65,121
Sprouts Farmers Market (1)	52,300	2,321
		67,442
Household Products 1.7%		
Procter & Gamble	908,400	68,666
		68,666
Total Consumer Staples		196,282

ENERGY 4.4%		
Oil, Gas & Consumable Fuels 4.4%		
Anadarko Petroleum	330,200	30,705
Athlon Energy (1)	464,600	15,193
Concho Resources (1)	308,177	33,533
EQT	207,500	18,409
Oasis Petroleum (1)	92,300	4,535
Pioneer Natural Resources	263,300	49,711
Southwestern Energy (1)	197,400	7,181
Valero Energy	638,500	21,805
Total Energy		181,072
FINANCIALS 8.9%		
Capital Markets 2.2%		
Ameriprise Financial	341,600	31,113
Invesco	1,091,100	34,806
TD Ameritrade Holding	953,600	24,965
		90,884
Commercial Banks 0.3%		
U.S. Bancorp	353,700	12,938
		12,938
Consumer Finance 0.9%		
Discover Financial	780,800	39,462
		39,462
Diversified Financial Services 3.1%		
Citigroup	633,800	30,746
CME Group	303,100	22,393
IntercontinentalExchange (1)	423,168	76,771
		129,910

Insurance 0.2%		
Brown & Brown	201,400	6,465
		6,465
Real Estate Investment Trusts 2.2%		
American Tower, REIT	1,221,500	90,550
		90,550
Total Financials		370,209
HEALTH CARE 14.3%		
Biotechnology 8.7%		
ACADIA Pharmaceuticals (1)	461,000	12,664
Alkermes (1)	415,800	13,979
Alnylam Pharmaceuticals (1)	162,195	10,382
Biogen Idec (1)	276,100	66,474
BioMarin Pharmaceutical (1)	158,100	11,418
Celgene (1)	380,500	58,570
Cubist Pharmaceuticals (1)	161,900	10,289
Gilead Sciences (1)	1,335,700	83,935
Isis Pharmaceuticals (1)	499,900	18,766
Pharmacyclics (1)	166,700	23,075
Regeneron Pharmaceuticals (1)	156,000	48,808
Regulus Therapeutics (1)	255,500	2,409
Vertex Pharmaceuticals (1)	29,300	2,222
		362,991
Health Care Equipment & Supplies 0.9%		
IDEXX Laboratories (1)	354,300	35,306
		35,306
Health Care Providers & Services 2.5%		
AmerisourceBergen	682,000	41,670
Henry Schein (1)	252,300	26,163

UnitedHealth Group	479,900	34,366
		102,199
Life Sciences Tools & Services 2.2%		
Covance (1)	255,200	22,065
Illumina (1)	301,900	24,402
Thermo Fisher Scientific	494,700	45,587
		92,054
Total Health Care		592,550
INDUSTRIALS & BUSINESS SERVICES 13.4%		
Aerospace & Defense 4.9%		
Boeing	865,300	101,673
Precision Castparts	293,800	66,763
United Technologies	308,400	33,252
		201,688
Air Freight & Logistics 0.6%		
FedEx	230,600	26,314
		26,314
Commercial Services & Supplies 1.5%		
IHS (1)	275,129	31,414
Stericycle (1)	251,400	29,012
		60,426
Electrical Equipment 0.9%		
Hubbell, Class B	57,900	6,065
Roper Industries	233,200	30,985
		37,050
Industrial Conglomerates 1.3%		
Danaher	788,900	54,686
		54,686

Machinery 0.4%		
Valmont Industries	129,900	18,044
		18,044
Professional Services 1.9%		
Corporate Executive Board	266,000	19,317
Equifax	1,014,300	60,706
		80,023
Road & Rail 1.9%		
Hertz Global Holdings (1)	1,603,900	35,542
Kansas City Southern	389,200	42,563
		78,105
Total Industrials & Business Services		556,336
INFORMATION TECHNOLOGY 24.4%		
Communications Equipment 1.8%		
Qualcomm	1,140,700	76,838
		76,838
Computers & Peripherals 0.3%		
Apple	26,800	12,777
		12,777
Internet Software & Services 13.4%		
Akamai Technologies (1)	450,400	23,286
Angie's List (1)	426,800	9,603
Baidu, ADR (1)	27,800	4,314
eBay (1)	1,828,000	101,984
Facebook (1)	1,335,800	67,110
Google, Class A (1)	265,200	232,291
LinkedIn (1)	354,600	87,253
Twitter, Acquisition Date: 9/13/11 Acquisition Cost $1,478 (1)(2)(3)	91,854	2,237

VeriSign (1)	546,026	27,787
		555,865
IT Services 4.8%		
Fiserv (1)	364,237	36,806
MasterCard, Class A	52,000	34,985
Visa, Class A	668,400	127,731
		199,522
Semiconductor & Semiconductor Equipment 0.4%		
Avago Technologies	345,700	14,907
		14,907
Software 3.7%		
Commvault Systems (1)	87,970	7,726
Concur Technologies (1)	146,400	16,177
FireEye (1)	132,870	5,518
Microsoft	403,900	13,454
NetSuite (1)	156,930	16,939
Salesforce.com (1)	861,258	44,708
ServiceNow (1)	686,800	35,679
Workday (1)	185,700	15,029
		155,230
Total Information Technology		1,015,139
MATERIALS 5.0%		
Chemicals 4.3%		
Celanese, Series A	250,000	13,197
Ecolab	615,000	60,737
Monsanto	511,600	53,396
Praxair	172,300	20,712
Sherwin-Williams	170,000	30,971
		179,013

Construction Materials 0.7%		
Martin Marietta Materials	304,700	29,913
		29,913
Total Materials		208,926
TELECOMMUNICATION SERVICES 2.4%		
Wireless Telecommunication Services 2.4%		
Crown Castle International (1)	1,346,169	98,310
Total Telecommunication Services		98,310
Total Common Stocks (Cost $3,203,858)		4,105,513
CONVERTIBLE PREFERRED STOCKS 0.2%		
INFORMATION TECHNOLOGY 0.2%		
Internet Software & Services 0.2%		
LivingSocial, Acquisition Date: 4/1/11 Acquisition Cost $4,140 (1)(2)(3)	732,600	425
Twitter, Series A, Acquisition Date: 9/13/11 Acquisition Cost $4 (1)(2)(3)	239	6
Twitter, Series B, Acquisition Date: 9/13/11 Acquisition Cost $60 (1)(2)(3)	3,722	91
Twitter, Series B2, Acquisition Date: 3/30/12 Acquisition Cost $1,438 (1)(2)(3)	89,844	2,188
Twitter, Series C, Acquisition Date: 9/13/11 Acquisition Cost $15 (1)(2)(3)	956	23
Twitter, Series C2, Acquisition Date: 3/30/12 Acquisition Cost $390 (1)(2)(3)	24,371	593
Twitter, Series D, Acquisition Date: 9/13/11 Acquisition Cost $567 (1)(2)(3)	35,258	858
Twitter, Series F, Acquisition Date: 3/30/12 Acquisition Cost $259 (1)(2)(3)	16,186	394
Twitter, Series G-2, Acquisition Date: 7/28/11 Acquisition Cost $2,347 (1)(2)(3)	145,820	3,551
Total Convertible Preferred Stocks (Cost $9,220)		8,129

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New America Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price New America Growth Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
On January 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Trustees (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2013:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2013. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2013, totaled $4,938,000 for the period ended September 30, 2013. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. Transfers out of Level 3 were because observable market data became available for the security during the period.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2013, the cost of investments for federal income tax purposes was $3,235,445,000. Net unrealized gain aggregated $900,566,000 at period-end, of which $927,279,000 related to appreciated investments and $26,713,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New America Growth Fund

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 20, 2013